CONCENTRATIONS AND RISKS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Concentration Risk [Line Items]
Discounts and debt issuance cost	$ 16,200	$ 73,000	$ 103,900	$ 79,111
Proceeds from convertible debt	$ 80,000	$ 477,500	$ 567,050	$ 590,250
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	30.00%	28.00%	17.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	17.00%	14.00%	32.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	53.00%	17.00%	12.00%	25.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.00%	16.00%	11.00%	8.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage		20.00%	21.00%	18.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%		100.00%	100.00%
Lender One [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	$ 60,000	$ 225,000	$ 295,000	$ 101,250
Lender Two [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	35,000	125,000	150,000	189,000
Lender Three [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	180,855	127,500	127,500	150,000
Lender Four [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	$ 98,060	120,000	120,000	50,000
Lender Five [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt		$ 153,256	$ 224,885	$ 100,000